Risk management - Summary of Reconciliation of Change in Fair Value of Financial Instruments Outstanding (Detail) - At fair value [member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of year	$ (0.6)	$ 8.0
Unrealized gain (loss) on financial instruments:
Commodity collars and swaps	0.8	(8.6)
Total fair value, end of year	0.2	(0.6)
Current portion	0.2	$ (0.6)
Total fair value consists of the following:
Long-term portion	$ 0.0